Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Net Book Value of the Intangible Assets
Gross carrying amount, accumulated amortization and net book value of the intangible assets are as follows:

	As of December 31,
	2024	2025
	RMB	RMB
Software	54,647	76,093
Trademarks	621,922	621,922
Platform	24,000	24,000
Customer relationship	18,000	38,600
Non-compete commitment	40,000	40,000
Intelligent Driving Technology	—	401,454

Less: Accumulated amortization	(365,092)	(444,661)

Intangible assets, net	393,477	757,408

Summary of Estimated Aggregate Amortization Expenses
The estimated aggregate amortization expenses for each of the five succeeding fiscal years and thereafter are as follows:

Future amortization expenses
RMB
2026	100,095
2027	99,482
2028	97,877
2029	95,685
2030	88,777
Thereafter	275,492

Total	757,408